Accounts Receivable, Net (Details) - Schedule of Allowance for Expected Credit Losses - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Allowance For Expected Credit Losses Abstract
Balance at beginning of period/year			$ 312,482	$ 94,447	$ 94,447	$ 94,576
Allowance for expected credit losses	$ 214,416	$ 143,101	$ 808,274	$ 211,050	217,475
Foreign translation adjustment					560	(129)
Balance at end of period/year					$ 312,482	$ 94,447